Commitments and Contingencies - Schedule of Management Agreement Termination Liability (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Termination liability, beginning		$ 116	$ 116
Additions to liability				337
Change in fair value recognized in non-operating income (expense)		$ (15)	(26)	(176)
Settlement distributions			(90)	(46)
Termination liability, ending				$ 116